Income Taxes (Details) - Schedule of unrecognized tax benefits ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of unrecognized tax benefits [Abstract]
Balance	¥ 70,350		¥ 70,350	¥ 70,350
Change in unrecognized tax benefits
Decrease in tax positions	(3,131)
Increase in tax positions
Balance	¥ 67,219	$ 10,302	¥ 70,350	¥ 70,350